Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Communication Services (2.9%)
Cogent Communications Holdings Inc.	378,758	31,047
* Iridium Communications Inc.	895,177	19,989
Shenandoah Telecommunications Co.	391,417	19,277
* Vonage Holdings Corp.	2,034,718	14,711
Scholastic Corp.	270,306	6,890
* Cincinnati Bell Inc.	461,592	6,758
* Glu Mobile Inc.	1,066,930	6,711
ATN International Inc.	106,481	6,252
* TechTarget Inc.	224,981	4,637
Consolidated Communications Holdings Inc.	975,153	4,437
EW Scripps Co. Class A	558,352	4,210
* QuinStreet Inc.	423,959	3,413
Spok Holdings Inc.	291,524	3,116
Marcus Corp.	220,005	2,710
Gannett Co. Inc.	1,321,258	1,956
		136,114
Consumer Discretionary (11.3%)
Strategic Education Inc.	194,265	27,150
* TopBuild Corp.	297,340	21,301
Wingstop Inc.	263,957	21,037
* Stamps.com Inc.	146,466	19,052
Lithia Motors Inc. Class A	195,803	16,015
Steven Madden Ltd.	681,751	15,837
LCI Industries	230,055	15,375
* Dorman Products Inc.	263,745	14,577
* Fox Factory Holding Corp.	345,952	14,530
* Meritage Homes Corp.	348,518	12,724
Monro Inc.	290,196	12,714
Wolverine World Wide Inc.	800,573	12,169
MDC Holdings Inc.	492,717	11,431
Core-Mark Holding Co. Inc.	399,972	11,427
* iRobot Corp.	267,175	10,927
* Cavco Industries Inc.	75,024	10,874
* Shake Shack Inc. Class A	274,643	10,365
* Crocs Inc.	606,998	10,313
* LGI Homes Inc.	210,642	9,510
* Asbury Automotive Group Inc.	166,953	9,221
* Gentherm Inc.	292,902	9,197
Callaway Golf Co.	864,274	8,833
La-Z-Boy Inc.	427,059	8,776
Winnebago Industries Inc.	309,022	8,594
Office Depot Inc.	4,970,621	8,152
Kontoor Brands Inc.	411,112	7,881
* Installed Building Products Inc.	189,195	7,543

Standard Motor Products Inc.	181,176	7,531
Cooper Tire & Rubber Co.	455,886	7,431
Sturm Ruger & Co. Inc.	135,538	6,900
Group 1 Automotive Inc.	155,042	6,862
Rent-A-Center Inc.	477,403	6,750
* Perdoceo Education Corp.	609,547	6,577
Shutterstock Inc.	178,473	5,740
PetMed Express Inc.	195,830	5,636
Bloomin' Brands Inc.	788,996	5,633
Oxford Industries Inc.	155,244	5,629
Abercrombie & Fitch Co.	589,309	5,357
* Vista Outdoor Inc.	597,530	5,258
Big Lots Inc.	367,552	5,227
* Sleep Number Corp.	265,182	5,081
* Universal Electronics Inc.	132,332	5,078
* M/I Homes Inc.	278,834	4,609
* Century Communities Inc.	286,877	4,163
* American Axle & Manufacturing Holdings Inc.	1,152,955	4,162
Dine Brands Global Inc.	137,258	3,937
* American Public Education Inc.	157,732	3,775
* Boot Barn Holdings Inc.	261,614	3,383
Buckle Inc.	242,484	3,324
Dave & Buster's Entertainment Inc.	249,389	3,262
* America's Car-Mart Inc.	57,500	3,240
Signet Jewelers Ltd.	493,800	3,185
* Zumiez Inc.	182,212	3,156
* G-III Apparel Group Ltd.	400,725	3,086
Sonic Automotive Inc. Class A	231,186	3,070
Guess? Inc.	420,209	2,845
* Motorcar Parts of America Inc.	213,780	2,689
Children's Place Inc.	128,568	2,515
* Monarch Casino & Resort Inc.	88,672	2,489
* MarineMax Inc.	238,556	2,486
Cato Corp. Class A	232,321	2,479
Designer Brands Inc. Class A	497,687	2,478
* GameStop Corp. Class A	653,077	2,286
BJ's Restaurants Inc.	157,805	2,192
Haverty Furniture Cos. Inc.	162,786	1,936
* Hibbett Sports Inc.	172,053	1,881
Caleres Inc.	351,722	1,829
* Genesco Inc.	131,184	1,750
* Garrett Motion Inc.	598,113	1,711
Ruth's Hospitality Group Inc.	247,739	1,655
* Regis Corp.	279,682	1,653
* El Pollo Loco Holdings Inc.	194,185	1,641
* Chuy's Holdings Inc.	161,179	1,623
Shoe Carnival Inc.	73,945	1,536
Chico's FAS Inc.	1,180,176	1,522
* Express Inc.	1,000,567	1,491
* Unifi Inc.	114,646	1,324
* Liquidity Services Inc.	319,019	1,238
* Vera Bradley Inc.	230,182	948
Movado Group Inc.	73,183	865
Tailored Brands Inc.	476,822	830
* Red Robin Gourmet Burgers Inc.	88,715	756
* Fiesta Restaurant Group Inc.	176,490	711
* Barnes & Noble Education Inc.	426,283	580
* Fossil Group Inc.	151,800	499

* Michaels Cos. Inc.	186,700	302
* Lumber Liquidators Holdings Inc.	58,800	276
* JC Penney Co. Inc.	141,393	51
Ethan Allen Interiors Inc.	3,282	34
		533,668
Consumer Staples (3.9%)
WD-40 Co.	117,994	23,699
J&J Snack Foods Corp.	120,681	14,602
Cal-Maine Foods Inc.	269,112	11,836
B&G Foods Inc.	598,029	10,818
PriceSmart Inc.	196,470	10,325
Universal Corp.	231,358	10,228
Vector Group Ltd.	1,042,399	9,819
Calavo Growers Inc.	149,683	8,635
Coca-Cola Consolidated Inc.	39,777	8,295
* Central Garden & Pet Co. Class A	309,025	7,902
Fresh Del Monte Produce Inc.	270,100	7,457
Inter Parfums Inc.	156,307	7,245
John B Sanfilippo & Son Inc.	80,559	7,202
Medifast Inc.	108,187	6,762
* USANA Health Sciences Inc.	112,684	6,509
Andersons Inc.	312,031	5,851
* National Beverage Corp.	116,700	4,977
SpartanNash Co.	328,997	4,711
* United Natural Foods Inc.	496,227	4,555
* Seneca Foods Corp. Class A	97,475	3,878
MGP Ingredients Inc.	130,155	3,500
* Central Garden & Pet Co.	127,230	3,499
* Chefs' Warehouse Inc.	237,474	2,391
		184,696
Energy (1.8%)
* Dril-Quip Inc.	357,752	10,911
* Southwestern Energy Co.	5,501,265	9,297
* Renewable Energy Group Inc.	369,080	7,577
* PDC Energy Inc.	950,566	5,903
Archrock Inc.	1,414,871	5,320
* SEACOR Holdings Inc.	156,854	4,229
DMC Global Inc	138,600	3,189
* REX American Resources Corp.	65,261	3,035
* Oceaneering International Inc.	896,856	2,637
* Matrix Service Co.	269,903	2,556
* Bonanza Creek Energy Inc.	226,254	2,545
* Helix Energy Solutions Group Inc.	1,514,808	2,484
* Dorian LPG Ltd.	265,800	2,315
Green Plains Inc.	451,889	2,192
* Par Pacific Holdings Inc.	306,607	2,177
* ProPetro Holding Corp.	842,550	2,106
* Callon Petroleum Co.	3,644,821	1,997
RPC Inc.	868,434	1,789
US Silica Holdings Inc.	975,332	1,756
* Diamond Offshore Drilling Inc.	910,977	1,667
* Era Group Inc.	298,149	1,589
SM Energy Co.	1,288,652	1,572
Nabors Industries Ltd.	3,636,305	1,419
Range Resources Corp.	594,500	1,356
* Oasis Petroleum Inc.	3,332,500	1,166
* Geospace Technologies Corp.	171,593	1,098

* Denbury Resources Inc.	5,619,994	1,038
* Talos Energy Inc.	165,945	954
* Valaris plc Class A	2,001,300	901
* Oil States International Inc.	255,806	519
* Ring Energy Inc.	562,052	370
* Penn Virginia Corp.	75,276	233
* HighPoint Resources Corp.	528,182	100
QEP Resources Inc.	211,500	71
* KLX Energy Services Holdings Inc.	37,711	26
* TETRA Technologies Inc.	46,000	15
* Newpark Resources Inc.	3,982	4
		88,113
Financials (17.3%)
* eHealth Inc.	225,226	31,716
Community Bank System Inc.	417,926	24,574
Glacier Bancorp Inc.	690,011	23,464
CVB Financial Corp.	1,054,174	21,136
Old National Bancorp	1,441,612	19,015
Kinsale Capital Group Inc.	181,186	18,939
Independent Bank Corp.	291,090	18,737
Simmons First National Corp. Class A	959,105	17,648
Columbia Banking System Inc.	609,648	16,339
American Equity Investment Life Holding Co.	785,041	14,759
Westamerica Bancorporation	242,724	14,267
Ameris Bancorp	598,961	14,231
NBT Bancorp Inc.	419,898	13,601
First Financial Bancorp	889,811	13,267
First Midwest Bancorp Inc.	993,523	13,149
Horace Mann Educators Corp.	353,248	12,925
ServisFirst Bancshares Inc.	426,717	12,511
United Community Banks Inc.	680,759	12,465
ProAssurance Corp.	488,305	12,208
Safety Insurance Group Inc.	139,227	11,755
Employers Holdings Inc.	288,542	11,689
* PRA Group Inc.	405,284	11,234
AMERISAFE Inc.	173,851	11,208
* Green Dot Corp. Class A	439,930	11,170
Northwest Bancshares Inc.	962,700	11,138
Great Western Bancorp Inc.	539,610	11,051
Banner Corp.	325,349	10,750
FGL Holdings	1,082,518	10,609
City Holding Co.	155,644	10,355
James River Group Holdings Ltd.	282,752	10,247
Walker & Dunlop Inc.	252,494	10,168
First BanCorp	1,890,202	10,056
S&T Bancorp Inc.	367,998	10,054
Hope Bancorp Inc.	1,187,392	9,760
Southside Bancshares Inc.	311,077	9,454
Pacific Premier Bancorp Inc.	496,996	9,363
Eagle Bancorp Inc.	302,265	9,131
First Commonwealth Financial Corp.	991,902	9,066
Tompkins Financial Corp.	123,687	8,881
* Seacoast Banking Corp. of Florida	484,129	8,864
Apollo Commercial Real Estate Finance Inc.	1,189,955	8,829
Brookline Bancorp Inc.	776,744	8,762
* Axos Financial Inc.	480,951	8,720
PennyMac Mortgage Investment Trust	789,585	8,385

Cadence BanCorp Class A	1,273,738	8,343
Waddell & Reed Financial Inc. Class A	696,245	7,923
Veritex Holdings Inc.	518,868	7,249
Heritage Financial Corp.	353,605	7,072
Provident Financial Services Inc.	545,211	7,011
National Bank Holdings Corp. Class A	292,987	7,002
Northfield Bancorp Inc.	622,298	6,964
* NMI Holdings Inc. Class A	592,937	6,884
United Fire Group Inc.	209,085	6,818
Stewart Information Services Corp.	236,889	6,318
Meta Financial Group Inc.	286,432	6,221
Piper Sandler Cos.	122,302	6,185
Boston Private Financial Holdings Inc.	839,415	6,002
* Triumph Bancorp Inc.	229,364	5,963
Central Pacific Financial Corp.	365,221	5,807
TrustCo Bank Corp. NY	1,049,273	5,677
* Encore Capital Group Inc.	241,309	5,642
HomeStreet Inc.	250,294	5,564
OFG Bancorp	489,877	5,477
Universal Insurance Holdings Inc.	302,972	5,429
Preferred Bank	155,510	5,259
Virtus Investment Partners Inc.	67,490	5,137
Flagstar Bancorp Inc.	255,660	5,070
* Blucora Inc.	415,697	5,009
Dime Community Bancshares Inc.	360,595	4,944
Berkshire Hills Bancorp Inc.	326,314	4,849
Opus Bank	267,706	4,639
Hanmi Financial Corp.	425,251	4,614
* INTL. FCStone Inc.	126,603	4,591
* Third Point Reinsurance Ltd.	619,200	4,588
Redwood Trust Inc.	894,056	4,524
New York Mortgage Trust Inc.	2,893,277	4,485
Invesco Mortgage Capital Inc.	1,295,462	4,418
* Enova International Inc.	299,961	4,346
ARMOUR Residential REIT Inc.	474,362	4,179
HCI Group Inc.	99,306	3,997
Banc of California Inc.	493,661	3,949
Allegiance Bancshares Inc.	157,976	3,809
Franklin Financial Network Inc.	176,757	3,604
Capstead Mortgage Corp.	848,885	3,565
* Customers Bancorp Inc.	314,189	3,434
* World Acceptance Corp.	58,058	3,171
KKR Real Estate Finance Trust Inc.	197,300	2,962
Granite Point Mortgage Trust Inc.	437,000	2,216
* EZCORP Inc. Class A	510,668	2,130
Ready Capital Corp.	282,200	2,038
Greenhill & Co. Inc.	199,331	1,961
* Ambac Financial Group Inc.	123,442	1,523
United Insurance Holdings Corp.	114,600	1,059
WisdomTree Investments Inc.	410,768	957
* Donnelley Financial Solutions Inc.	138,849	732
		816,960
Health Care (13.9%)
* LHC Group Inc.	265,197	37,181
* Neogen Corp.	468,082	31,357
* Momenta Pharmaceuticals Inc.	1,032,666	28,089
* NeoGenomics Inc.	937,352	25,880

* Omnicell Inc.	379,794	24,907
* AMN Healthcare Services Inc.	421,470	24,365
* Emergent BioSolutions Inc.	401,088	23,207
* HMS Holdings Corp.	805,674	20,359
* Medpace Holdings Inc.	243,335	17,856
* Integer Holdings Corp.	280,199	17,613
Ensign Group Inc.	442,960	16,660
* Merit Medical Systems Inc.	498,744	15,586
* Select Medical Holdings Corp.	961,832	14,427
CONMED Corp.	248,441	14,228
* Xencor Inc.	448,109	13,389
* Pacira BioSciences Inc.	386,300	12,953
* BioTelemetry Inc.	324,677	12,503
* Corcept Therapeutics Inc.	989,277	11,763
* Cardiovascular Systems Inc.	308,516	10,863
* Glaukos Corp.	343,974	10,615
* Magellan Health Inc.	215,304	10,358
Luminex Corp.	371,586	10,230
* REGENXBIO Inc.	303,006	9,811
* Tabula Rasa HealthCare Inc.	180,932	9,461
* Supernus Pharmaceuticals Inc.	497,793	8,955
* Myriad Genetics Inc.	625,755	8,955
* Inogen Inc.	171,107	8,839
Mesa Laboratories Inc.	35,801	8,094
US Physical Therapy Inc.	117,200	8,087
* Addus HomeCare Corp.	116,235	7,857
* Covetrus Inc.	954,134	7,767
* Varex Imaging Corp.	334,159	7,589
* Innoviva Inc.	628,018	7,385
* Natus Medical Inc.	302,820	7,004
* Cytokinetics Inc.	579,715	6,835
* Tactile Systems Technology Inc.	170,019	6,828
* Endo International plc	1,810,721	6,700
* Enanta Pharmaceuticals Inc.	128,706	6,619
* HealthStream Inc.	257,249	6,161
* Providence Service Corp.	109,851	6,029
* OraSure Technologies Inc.	558,802	6,013
* CryoLife Inc.	334,148	5,654
Owens & Minor Inc.	593,808	5,433
* Vanda Pharmaceuticals Inc.	517,195	5,358
* CorVel Corp.	94,960	5,176
* Amphastar Pharmaceuticals Inc.	343,305	5,095
Phibro Animal Health Corp. Class A	210,607	5,090
* Orthofix Medical Inc.	179,712	5,034
* NextGen Healthcare Inc.	459,246	4,795
* Eagle Pharmaceuticals Inc.	102,819	4,730
* Lantheus Holdings Inc.	370,663	4,730
* Hanger Inc.	284,885	4,439
* Surmodics Inc.	129,977	4,331
* Anika Therapeutics Inc.	137,615	3,978
Computer Programs & Systems Inc.	173,381	3,858
* Heska Corp.	69,654	3,852
LeMaitre Vascular Inc.	154,182	3,842
* AngioDynamics Inc.	358,784	3,742
* ANI Pharmaceuticals Inc.	88,076	3,588
* Progenics Pharmaceuticals Inc.	933,227	3,546
* Pennant Group Inc.	226,179	3,203
* RadNet Inc.	294,489	3,095

* Tivity Health Inc.	460,388	2,896
Invacare Corp.	375,689	2,791
* Cross Country Healthcare Inc.	361,475	2,436
* Lannett Co. Inc.	331,211	2,302
* AMAG Pharmaceuticals Inc.	342,617	2,117
* Cutera Inc.	148,725	1,942
* Community Health Systems Inc.	182,085	608
* Meridian Bioscience Inc.	71,054	597
* Acorda Therapeutics Inc.	86,550	81
		657,717
Industrials (17.9%)
Exponent Inc.	468,994	33,725
* Aerojet Rocketdyne Holdings Inc.	636,945	26,643
Simpson Manufacturing Co. Inc.	350,678	21,735
Universal Forest Products Inc.	550,261	20,464
John Bean Technologies Corp.	273,696	20,327
UniFirst Corp.	133,974	20,242
Watts Water Technologies Inc. Class A	236,978	20,060
Brady Corp. Class A	436,249	19,688
* Proto Labs Inc.	243,234	18,517
AAON Inc.	354,963	17,152
* Saia Inc.	233,137	17,145
Arcosa Inc.	425,842	16,923
ESCO Technologies Inc.	221,969	16,850
Barnes Group Inc.	395,984	16,564
Franklin Electric Co. Inc.	333,213	15,704
Applied Industrial Technologies Inc.	338,332	15,469
ABM Industries Inc.	598,845	14,588
Moog Inc. Class A	286,685	14,486
Federal Signal Corp.	520,014	14,186
* Hub Group Inc. Class A	301,715	13,719
Forward Air Corp.	253,798	12,855
* Gibraltar Industries Inc.	295,079	12,665
Albany International Corp.	264,471	12,517
* AeroVironment Inc.	203,384	12,398
Mueller Industries Inc.	515,684	12,345
Korn Ferry	502,400	12,218
Hillenbrand Inc.	628,635	12,013
* SPX Corp.	362,851	11,843
SkyWest Inc.	450,883	11,809
Comfort Systems USA Inc.	316,247	11,559
* SPX FLOW Inc.	395,516	11,241
Matson Inc.	364,475	11,160
Cubic Corp.	265,780	10,979
Mobile Mini Inc.	413,768	10,853
Allegiant Travel Co.	122,020	9,981
Tennant Co.	166,964	9,676
Kaman Corp.	237,716	9,145
Enerpac Tool Group Corp. Class A	551,983	9,135
* Chart Industries Inc.	311,810	9,036
Lindsay Corp.	98,496	9,020
* Meritor Inc.	607,541	8,050
Heartland Express Inc.	430,330	7,991
EnPro Industries Inc.	200,429	7,933
Alamo Group Inc.	86,027	7,638
Encore Wire Corp.	181,296	7,613
Marten Transport Ltd.	364,837	7,486

* Vicor Corp.	164,833	7,342
* Sunrun Inc.	713,190	7,203
Raven Industries Inc.	337,307	7,161
US Ecology Inc.	224,070	6,812
* American Woodmark Corp.	149,298	6,804
Granite Construction Inc.	447,702	6,796
Greenbrier Cos. Inc.	382,538	6,786
Matthews International Corp. Class A	277,211	6,706
AZZ Inc.	231,645	6,514
* Atlas Air Worldwide Holdings Inc.	253,459	6,506
Patrick Industries Inc.	219,552	6,183
Standex International Corp.	120,991	5,931
* Aegion Corp.	325,772	5,841
Apogee Enterprises Inc.	272,695	5,678
AAR Corp.	306,914	5,451
* GMS Inc.	345,905	5,441
Astec Industries Inc.	150,243	5,254
* MYR Group Inc.	177,019	4,636
* Echo Global Logistics Inc.	268,559	4,587
Interface Inc.	602,509	4,555
* PGT Innovations Inc.	534,169	4,482
Griffon Corp.	340,476	4,307
Hawaiian Holdings Inc.	407,007	4,249
* Harsco Corp.	602,170	4,197
Viad Corp.	192,579	4,088
Heidrick & Struggles International Inc.	180,675	4,065
Wabash National Corp.	560,237	4,045
Quanex Building Products Corp.	377,744	3,808
National Presto Industries Inc.	53,693	3,802
Resources Connection Inc.	344,347	3,778
Kelly Services Inc. Class A	279,173	3,543
Pitney Bowes Inc.	1,678,983	3,425
* Forrester Research Inc.	112,916	3,301
* TrueBlue Inc.	255,631	3,262
Triumph Group Inc.	481,599	3,256
Park Aerospace Corp.	250,615	3,158
ArcBest Corp.	159,698	2,798
Insteel Industries Inc.	210,683	2,792
Powell Industries Inc.	99,676	2,559
* CIRCOR International Inc.	218,512	2,541
* Team Inc.	310,397	2,018
* DXP Enterprises Inc.	159,463	1,955
* Foundation Building Materials Inc.	160,071	1,647
* Lydall Inc.	190,159	1,228
* Veritiv Corp.	70,161	551
RR Donnelley & Sons Co.	550,972	528
Titan International Inc.	34,600	54
		844,970
Information Technology (15.2%)
* Qualys Inc.	300,596	26,149
* Anixter International Inc.	269,874	23,714
* Viavi Solutions Inc.	2,056,497	23,053
Power Integrations Inc.	260,507	23,011
Brooks Automation Inc.	647,231	19,740
* Fabrinet	327,799	17,885
ManTech International Corp. Class A	239,532	17,407
* Itron Inc.	305,374	17,049

* Sanmina Corp.	582,095	15,880
* Advanced Energy Industries Inc.	326,268	15,821
* Rogers Corp.	165,650	15,641
* ExlService Holdings Inc.	297,384	15,473
* SPS Commerce Inc.	314,886	14,645
* Diodes Inc.	359,507	14,609
* Plexus Corp.	262,163	14,304
* FormFactor Inc.	707,116	14,206
NIC Inc.	591,578	13,606
* Onto Innovation Inc.	458,249	13,596
Badger Meter Inc.	253,052	13,564
KEMET Corp.	540,956	13,069
* Insight Enterprises Inc.	305,345	12,864
* Alarm.com Holdings Inc.	328,622	12,787
Progress Software Corp.	395,285	12,649
Kulicke & Soffa Industries Inc.	604,245	12,611
* 8x8 Inc.	889,258	12,325
* LivePerson Inc.	526,131	11,969
* Bottomline Technologies DE Inc.	324,438	11,891
CSG Systems International Inc.	281,528	11,782
EVERTEC Inc.	504,367	11,464
* Rambus Inc.	1,010,597	11,218
* Knowles Corp.	807,441	10,804
* OSI Systems Inc.	153,442	10,575
* TTM Technologies Inc.	920,881	9,522
Methode Electronics Inc.	351,896	9,301
* Sykes Enterprises Inc.	334,954	9,084
* MicroStrategy Inc.	75,739	8,945
TiVo Corp.	1,186,254	8,399
* 3D Systems Corp.	1,048,437	8,083
* Perficient Inc.	292,323	7,919
Benchmark Electronics Inc.	385,523	7,707
CTS Corp.	303,272	7,548
* Cardtronics plc Class A	350,598	7,334
* ePlus Inc.	115,386	7,225
* FARO Technologies Inc.	159,815	7,112
* Virtusa Corp.	245,725	6,979
* MaxLinear Inc.	580,196	6,771
* Photronics Inc.	648,709	6,656
Xperi Corp.	430,504	5,988
* Axcelis Technologies Inc.	322,732	5,909
* Unisys Corp.	447,611	5,528
* CEVA Inc.	219,917	5,482
* OneSpan Inc.	301,486	5,472
* Ultra Clean Holdings Inc.	384,790	5,310
TTEC Holdings Inc.	140,312	5,152
* ScanSource Inc.	234,336	5,012
* Harmonic Inc.	797,584	4,594
* Ichor Holdings Ltd.	232,256	4,450
* NETGEAR Inc.	183,400	4,189
PC Connection Inc.	101,594	4,187
* DSP Group Inc.	287,765	3,856
MTS Systems Corp.	165,591	3,726
* PDF Solutions Inc.	317,500	3,721
* Digi International Inc.	382,321	3,647
Cohu Inc.	292,140	3,617
* Extreme Networks Inc.	1,162,220	3,591
* Veeco Instruments Inc.	363,366	3,477

*	Agilysys Inc.	203,650	3,401
	Comtech Telecommunications Corp.	244,130	3,244
*	SMART Global Holdings Inc.	127,947	3,109
*	Diebold Nixdorf Inc.	803,860	2,830
	Ebix Inc.	168,487	2,558
	ADTRAN Inc.	329,489	2,530
	Daktronics Inc.	485,125	2,392
*	Applied Optoelectronics Inc.	260,767	1,979
*	Arlo Technologies Inc.	692,018	1,682
*	CalAmp Corp.	362,784	1,632
	Bel Fuse Inc.	113,343	1,104
	Plantronics Inc.	44,300	446
			717,761
Materials (4.7%)
	Balchem Corp.	280,940	27,734
	Cleveland-Cliffs Inc.	3,860,316	15,248
	Stepan Co.	172,366	15,247
	Innospec Inc.	211,790	14,717
	Quaker Chemical Corp.	110,700	13,979
	HB Fuller Co.	439,608	12,278
	Kaiser Aluminum Corp.	143,350	9,931
	Boise Cascade Co.	347,482	8,263
	Schweitzer-Mauduit International Inc.	271,229	7,546
*	Livent Corp.	1,415,578	7,432
*	GCP Applied Technologies Inc.	412,818	7,348
	Neenah Inc.	161,080	6,947
	Trinseo SA	376,211	6,813
*	Ferro Corp.	725,268	6,789
	Materion Corp.	178,538	6,251
	Warrior Met Coal Inc.	449,413	4,773
	Hawkins Inc.	124,711	4,440
	Tredegar Corp.	267,445	4,180
	American Vanguard Corp.	268,629	3,884
	FutureFuel Corp.	320,383	3,611
*	Clearwater Paper Corp.	157,657	3,439
	PH Glatfelter Co.	261,628	3,197
	Mercer International Inc.	432,120	3,129
	Myers Industries Inc.	282,940	3,042
*	US Concrete Inc.	162,005	2,939
	Haynes International Inc.	128,983	2,658
*	Koppers Holdings Inc.	214,113	2,649
*	Kraton Corp.	310,753	2,517
*	AdvanSix Inc.	251,748	2,402
*	Century Aluminum Co.	621,577	2,250
*	TimkenSteel Corp.	668,654	2,160
	SunCoke Energy Inc.	329,972	1,270
	Olympic Steel Inc.	119,973	1,242
	Rayonier Advanced Materials Inc.	999,491	1,059
*,§	A Schulman Inc. CVR	252,331	109
			221,473
Other (1.3%)
1	Vanguard Real Estate ETF	861,100	60,148

Real Estate (6.9%)
	Agree Realty Corp.	347,331	21,500
	Lexington Realty Trust Class B	1,902,396	18,891
	Washington REIT	610,078	14,562

Easterly Government Properties Inc.	565,500	13,934
National Storage Affiliates Trust	456,652	13,517
CareTrust REIT Inc.	752,482	11,129
Innovative Industrial Properties Inc.	137,400	10,433
Office Properties Income Trust	374,648	10,209
Four Corners Property Trust Inc.	537,848	10,063
Universal Health Realty Income Trust	97,847	9,864
LTC Properties Inc.	311,109	9,613
Essential Properties Realty Trust Inc.	735,600	9,607
Xenia Hotels & Resorts Inc.	906,540	9,337
Global Net Lease Inc.	693,701	9,275
American Assets Trust Inc.	360,656	9,016
Industrial Logistics Properties Trust	510,140	8,948
Uniti Group Inc.	1,480,046	8,925
DiamondRock Hospitality Co.	1,671,993	8,494
Acadia Realty Trust	674,340	8,355
Retail Opportunity Investments Corp.	915,001	7,585
Kite Realty Group Trust	756,165	7,161
Safehold Inc.	103,773	6,562
Independence Realty Trust Inc.	712,252	6,367
iStar Inc.	599,600	6,362
Getty Realty Corp.	267,157	6,342
Community Healthcare Trust Inc.	160,900	6,159
Alexander & Baldwin Inc.	535,219	6,005
Investors Real Estate Trust	91,800	5,049
Franklin Street Properties Corp.	837,800	4,801
Armada Hoffler Properties Inc.	434,235	4,646
NexPoint Residential Trust Inc.	181,283	4,570
Tanger Factory Outlet Centers Inc.	873,819	4,369
* Marcus & Millichap Inc.	145,790	3,951
RPT Realty	636,435	3,838
Summit Hotel Properties Inc.	837,668	3,535
RE/MAX Holdings Inc.	158,378	3,472
Realogy Holdings Corp.	1,106,914	3,332
Urstadt Biddle Properties Inc. Class A	233,020	3,286
Saul Centers Inc.	92,334	3,023
* St. Joe Co.	159,954	2,684
Chatham Lodging Trust	372,291	2,211
Whitestone REIT	322,256	1,998
Washington Prime Group Inc.	1,547,500	1,246
Hersha Hospitality Trust Class A	292,399	1,047
Cedar Realty Trust Inc.	678,566	633
Pennsylvania REIT	510,141	465
* CBL & Associates Properties Inc.	1,129,700	226
		326,597
Utilities (2.7%)
El Paso Electric Co.	361,793	24,587
Avista Corp.	573,477	24,367
American States Water Co.	276,112	22,569
South Jersey Industries Inc.	877,302	21,933
California Water Service Group	397,575	20,006
Northwest Natural Holding Co.	258,300	15,950
		129,412
Total Common Stocks (Cost $4,627,838)		4,717,629

	Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund	0.943%		222,551	22,229

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury Bill	1.543%	4/16/20	355	355
3 United States Treasury Bill	1.541%	4/30/20	200	200
				555
Total Temporary Cash Investments (Cost $22,789)				22,784
Total Investments (100.3%) (Cost $4,650,627)				4,740,413
Other Assets and Liabilities-Net (-0.3%)3				(13,142)
Net Assets (100%)				4,727,271
Cost rounded to $000.

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $555,000 and cash of $1,420,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	225	12,911	928

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	4,717,520	—	109	4,717,629
Temporary Cash Investments	22,229	555	—	22,784
Total	4,739,749	555	109	4,740,413
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	99	—	—	99
1 Represents variation margin on the last day of the reporting period.

D. Transactions during the period in investments where the issuer is another member of The Vanguard
Group were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds					March 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	6,697	NA1	NA1	5	(5)	46	—	22,229
Vanguard Real Estate
ETF	324,765	288,967	496,298	(58,903)	1,617	—	—	60,148

Total	331,462			(58,898)	1,612	46	—	82,377

1 Not applicable—purchases and sales are for temporary cash investment purposes.